WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited)	February 28, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 80.9%
COMMUNICATION SERVICES - 11.7%
Diversified Telecommunication Services - 1.1%
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	$780,000	$711,742	(a)
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	320,000	335,570	(a)
Altice France SA, Senior Secured Notes	5.125%	7/15/29	755,000	684,207	(a)
Frontier Communications Holdings LLC, Secured Notes	6.750%	5/1/29	180,000	175,050	(a)
Frontier Communications Holdings LLC, Senior Secured Notes	5.000%	5/1/28	220,000	213,895	(a)

Total Diversified Telecommunication Services				2,120,464

Entertainment - 2.1%
Allen Media LLC/Allen Media Co-Issuer Inc., Senior Notes	10.500%	2/15/28	1,960,000	1,950,592	(a)
AMC Entertainment Holdings Inc., Secured Notes (5.000% Cash and 6.000% PIK or 10.000% Cash or 12.000% PIK)	10.000%	6/15/26	1,080,000	999,529	(a)(b)
Cinemark USA Inc., Senior Notes	5.875%	3/15/26	510,000	502,860	(a)
Playtika Holding Corp., Senior Notes	4.250%	3/15/29	430,000	400,500	(a)
Speedway Motorsports LLC/Speedway Funding II Inc., Senior Notes	4.875%	11/1/27	170,000	166,840	(a)

Total Entertainment				4,020,321

Interactive Media & Services - 1.2%
Match Group Holdings II LLC, Senior Notes	4.625%	6/1/28	460,000	462,176	(a)
Match Group Holdings II LLC, Senior Notes	3.625%	10/1/31	380,000	354,927	(a)
Photo Holdings Merger Sub Inc., Senior Secured Notes	8.500%	10/1/26	610,000	606,877	(a)
Rackspace Technology Global Inc., Senior Secured Notes	3.500%	2/15/28	900,000	817,722	(a)

Total Interactive Media & Services				2,241,702

Media - 5.8%
Arches Buyer Inc., Senior Secured Notes	4.250%	6/1/28	270,000	255,972	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	200,000	192,954	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	2/1/32	590,000	574,787	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	420,000	399,695
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	1,420,000	1,307,919	(a)

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2022 Quarterly Report	1

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Media - (continued)
Clear Channel Outdoor Holdings Inc., Senior Notes	7.500%	6/1/29	$740,000	$769,892	(a)
Directv Financing LLC/Directv Financing Co-Obligor Inc., Senior Secured Notes	5.875%	8/15/27	590,000	590,738	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	530,000	530,530
DISH DBS Corp., Senior Notes	7.750%	7/1/26	1,550,000	1,571,460
DISH DBS Corp., Senior Notes	5.125%	6/1/29	1,580,000	1,335,953
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	190,000	182,044	(a)
iHeartCommunications Inc., Senior Secured Notes	5.250%	8/15/27	80,000	79,784	(a)
iHeartCommunications Inc., Senior Secured Notes	4.750%	1/15/28	530,000	513,382	(a)
News Corp., Senior Notes	3.875%	5/15/29	460,000	441,255	(a)
Sirius XM Radio Inc., Senior Notes	4.000%	7/15/28	80,000	77,048	(a)
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	340,000	426,188
Univision Communications Inc., Senior Secured Notes	9.500%	5/1/25	450,000	475,331	(a)
UPC Holding BV, Senior Secured Notes	5.500%	1/15/28	210,000	209,193	(a)
Urban One Inc., Senior Secured Notes	7.375%	2/1/28	230,000	229,129	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	5/15/29	690,000	690,458	(a)
Virgin Media Vendor Financing Notes IV DAC, Senior Notes	5.000%	7/15/28	370,000	353,091	(a)

Total Media				11,206,803

Wireless Telecommunication Services - 1.5%
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	720,000	730,134	(a)
CSC Holdings LLC, Senior Notes	5.750%	1/15/30	380,000	336,688	(a)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	380,000	527,805
Sprint Corp., Senior Notes	7.625%	2/15/25	340,000	376,975
Switch Ltd., Senior Notes	3.750%	9/15/28	260,000	247,078	(a)
Switch Ltd., Senior Notes	4.125%	6/15/29	310,000	297,668	(a)
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	400,000	384,040	(a)

Total Wireless Telecommunication Services				2,900,388

TOTAL COMMUNICATION SERVICES				22,489,678

See Notes to Schedule of Investments.

2	Western Asset High Yield Fund 2022 Quarterly Report

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CONSUMER DISCRETIONARY - 16.5%
Auto Components - 1.0%
American Axle & Manufacturing Inc., Senior Notes	6.250%	3/15/26	$99,000	$100,538
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	571,000	584,419
American Axle & Manufacturing Inc., Senior Notes	5.000%	10/1/29	1,000,000	949,800
Dornoch Debt Merger Sub Inc., Senior Notes	6.625%	10/15/29	360,000	334,350	(a)

Total Auto Components				1,969,107

Automobiles - 1.2%
Ford Motor Co., Senior Notes	9.000%	4/22/25	610,000	707,981
Ford Motor Co., Senior Notes	3.250%	2/12/32	390,000	368,593
Ford Motor Credit Co. LLC, Senior Notes	4.000%	11/13/30	790,000	785,007
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	470,000	450,479	(a)

Total Automobiles				2,312,060

Distributors - 0.7%
Accelerate360 Holdings LLC, Secured Notes	8.000%	3/1/28	20,000	20,548	(a)
American News Co. LLC, Secured Notes (8.500% Cash or 10.000% PIK)	8.500%	9/1/26	1,249,243	1,445,755	(a)(b)

Total Distributors				1,466,303

Diversified Consumer Services - 1.9%
Adtalem Global Education Inc., Senior Secured Notes	5.500%	3/1/28	820,000	734,543	(a)
Carriage Services Inc., Senior Notes	4.250%	5/15/29	560,000	529,186	(a)
Prime Security Services Borrower LLC/ Prime Finance Inc., Secured Notes	6.250%	1/15/28	460,000	444,450	(a)
Prime Security Services Borrower LLC/ Prime Finance Inc., Senior Secured Notes	3.375%	8/31/27	310,000	287,239	(a)
StoneMor Inc., Senior Secured Notes	8.500%	5/15/29	990,000	999,370	(a)
WW International Inc., Senior Secured Notes	4.500%	4/15/29	770,000	647,936	(a)

Total Diversified Consumer Services				3,642,724

Hotels, Restaurants & Leisure - 7.6%
Boyne USA Inc., Senior Notes	4.750%	5/15/29	490,000	482,109	(a)
Caesars Entertainment Inc., Senior Secured Notes	6.250%	7/1/25	290,000	301,016	(a)
Carnival Corp., Senior Notes	5.750%	3/1/27	510,000	497,403	(a)
Carnival Corp., Senior Notes	6.000%	5/1/29	450,000	437,555	(a)
Carrols Restaurant Group Inc., Senior Notes	5.875%	7/1/29	300,000	258,569	(a)

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2022 Quarterly Report	3

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Hotels, Restaurants & Leisure - (continued)
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc., Senior Notes	6.750%	1/15/30	$280,000	$266,890	(a)
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc., Senior Secured Notes	4.625%	1/15/29	210,000	201,322	(a)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	730,000	733,019	(a)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	500,000	434,800	(a)
NCL Corp. Ltd., Senior Notes	5.875%	3/15/26	400,000	385,400	(a)
NCL Corp. Ltd., Senior Notes	7.750%	2/15/29	600,000	619,614	(a)
NCL Corp. Ltd., Senior Secured Notes	5.875%	2/15/27	620,000	621,519	(a)
Royal Caribbean Cruises Ltd., Senior Notes	4.250%	7/1/26	700,000	664,009	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	8/31/26	590,000	587,941	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	1,100,000	1,079,424	(a)
Sands China Ltd., Senior Notes	3.800%	1/8/26	320,000	306,301
Sands China Ltd., Senior Notes	3.250%	8/8/31	650,000	529,750	(a)
Sizzling Platter LLC/Sizzling Platter Finance Corp., Senior Secured Notes	8.500%	11/28/25	360,000	346,484	(a)
Sugarhouse HSP Gaming Prop Mezz LP/ Sugarhouse HSP Gaming Finance Corp., Senior Secured Notes	5.875%	5/15/25	360,000	355,860	(a)
Viking Cruises Ltd., Senior Notes	5.875%	9/15/27	770,000	718,926	(a)
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	1,130,000	1,069,556	(a)
Viking Cruises Ltd., Senior Secured Notes	13.000%	5/15/25	1,050,000	1,168,235	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	1,110,000	1,058,585	(a)
Wynn Macau Ltd., Senior Notes	4.875%	10/1/24	380,000	354,093	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	760,000	662,948	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.750%	4/15/25	360,000	376,234	(a)

Total Hotels, Restaurants & Leisure				14,517,562

Household Durables - 0.4%
Installed Building Products Inc., Senior Notes	5.750%	2/1/28	330,000	331,274	(a)
TopBuild Corp., Senior Notes	3.625%	3/15/29	400,000	375,828	(a)

Total Household Durables				707,102

Multiline Retail - 0.3%
Nordstrom Inc., Senior Notes	5.000%	1/15/44	650,000	572,965

See Notes to Schedule of Investments.

4	Western Asset High Yield Fund 2022 Quarterly Report

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Specialty Retail - 3.4%
Academy Ltd., Senior Secured Notes	6.000%	11/15/27	$380,000	$396,160	(a)
Bath & Body Works Inc., Senior Notes	9.375%	7/1/25	320,000	374,834	(a)
Bath & Body Works Inc., Senior Notes	6.694%	1/15/27	350,000	384,291
Bath & Body Works Inc., Senior Notes	5.250%	2/1/28	260,000	271,024
Bath & Body Works Inc., Senior Notes	6.625%	10/1/30	770,000	834,503	(a)
Bed Bath & Beyond Inc., Senior Notes	5.165%	8/1/44	660,000	484,579
Gannett Holdings LLC, Senior Secured Notes	6.000%	11/1/26	450,000	448,515	(a)
Gap Inc., Senior Notes	3.875%	10/1/31	570,000	511,809	(a)
Michaels Cos. Inc., Senior Notes	7.875%	5/1/29	650,000	569,962	(a)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	220,000	206,056	(a)
NMG Holding Co. Inc./Neiman Marcus Group LLC, Senior Secured Notes	7.125%	4/1/26	210,000	216,510	(a)
Party City Holdings Inc., Senior Secured Notes	8.750%	2/15/26	520,000	521,300	(a)
PetSmart Inc./PetSmart Finance Corp., Senior Notes	7.750%	2/15/29	250,000	263,066	(a)
PetSmart Inc./PetSmart Finance Corp., Senior Secured Notes	4.750%	2/15/28	250,000	249,733	(a)
Rent-A-Center Inc., Senior Notes	6.375%	2/15/29	590,000	565,547	(a)
Terminix Co. LLC, Senior Notes	7.450%	8/15/27	155,000	181,925

Total Specialty Retail				6,479,814

TOTAL CONSUMER DISCRETIONARY				31,667,637

CONSUMER STAPLES - 0.8%
Beverages - 0.2%
Triton Water Holdings Inc., Senior Notes	6.250%	4/1/29	470,000	433,899	(a)

Food Products - 0.4%
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	320,000	362,666
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./ Simmons Feed Ingredients Inc., Secured Notes	4.625%	3/1/29	440,000	408,120	(a)

Total Food Products				770,786

Personal Products - 0.1%
Edgewell Personal Care Co., Senior Notes	4.125%	4/1/29	230,000	216,376	(a)

Tobacco - 0.1%
Vector Group Ltd., Senior Notes	10.500%	11/1/26	130,000	133,693	(a)

TOTAL CONSUMER STAPLES				1,554,754

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2022 Quarterly Report	5

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Energy - 12.2%
Energy Equipment & Services - 0.8%
Sunnova Energy Corp., Senior Notes	5.875%	9/1/26	$1,630,000	$1,494,604	(a)

Oil, Gas & Consumable Fuels - 11.4%
Antero Resources Corp., Senior Notes	5.375%	3/1/30	200,000	204,108	(a)
Apache Corp., Senior Notes	7.750%	12/15/29	330,000	384,801
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	1,340,000	1,321,414	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	920,000	950,742	(a)
Cheniere Energy Partners LP, Senior Notes	4.000%	3/1/31	350,000	345,280
Chesapeake Energy Corp., Senior Notes	5.500%	2/1/26	80,000	82,308	(a)
CNX Midstream Partners LP, Senior Notes	4.750%	4/15/30	710,000	687,308	(a)
Colgate Energy Partners III LLC, Senior Notes	5.875%	7/1/29	1,110,000	1,143,844	(a)
Comstock Resources Inc., Senior Notes	7.500%	5/15/25	97,000	99,320	(a)
Comstock Resources Inc., Senior Notes	5.875%	1/15/30	330,000	319,671	(a)
DCP Midstream Operating LP, Senior Notes	6.450%	11/3/36	50,000	60,547	(a)
DCP Midstream Operating LP, Senior Notes	6.750%	9/15/37	650,000	794,853	(a)
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	6.625%	7/15/25	100,000	104,630	(a)
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	190,000	188,320	(c)(d)
EQM Midstream Partners LP, Senior Notes	6.000%	7/1/25	100,000	102,132	(a)
EQM Midstream Partners LP, Senior Notes	6.500%	7/1/27	250,000	261,863	(a)
EQM Midstream Partners LP, Senior Notes	5.500%	7/15/28	460,000	452,341
EQM Midstream Partners LP, Senior Notes	6.500%	7/15/48	330,000	322,280
EQT Corp., Senior Notes	5.000%	1/15/29	820,000	866,457
EQT Corp., Senior Notes	3.625%	5/15/31	660,000	642,853	(a)
Howard Midstream Energy Partners LLC, Senior Notes	6.750%	1/15/27	500,000	496,920	(a)
MEG Energy Corp., Senior Notes	7.125%	2/1/27	1,150,000	1,200,864	(a)
Northern Oil and Gas Inc., Senior Notes	8.125%	3/1/28	1,050,000	1,105,125	(a)
Oasis Petroleum Inc., Senior Notes	6.375%	6/1/26	1,220,000	1,242,710	(a)
Occidental Petroleum Corp., Senior Notes	8.875%	7/15/30	220,000	284,813
Occidental Petroleum Corp., Senior Notes	6.125%	1/1/31	160,000	182,181
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	490,000	586,329
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	220,000	209,351
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	150,000	138,991
Penn Virginia Holdings LLC, Senior Notes	9.250%	8/15/26	1,500,000	1,531,875	(a)

See Notes to Schedule of Investments.

6	Western Asset High Yield Fund 2022 Quarterly Report

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	$470,000	$528,388
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	150,000	155,861
Range Resources Corp., Senior Notes	8.250%	1/15/29	530,000	581,452
Range Resources Corp., Senior Notes	4.750%	2/15/30	480,000	470,496	(a)
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	520,000	517,899
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Secured Notes	8.500%	10/15/26	390,000	386,968	(a)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Senior Notes	6.000%	12/31/30	740,000	713,882	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	300,000	308,889
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.000%	1/15/32	270,000	266,370
Western Midstream Operating LP, Senior Notes	3.600%	2/1/25	150,000	150,563
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	710,000	729,170
Western Midstream Operating LP, Senior Notes	5.750%	2/1/50	670,000	682,720

Total Oil, Gas & Consumable Fuels				21,806,889

TOTAL ENERGY				23,301,493

FINANCIALS - 8.5%
Banks - 0.8%
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year ICE Swap Rate + 5.150%)	7.375%	8/19/25	340,000	370,836	(a)(c)(d)
Lloyds Banking Group PLC, Junior Subordinated Notes (6.750% to 6/27/26 then 5 year Treasury Constant Maturity Rate + 4.815%)	6.750%	6/27/26	290,000	309,527	(c)(d)
UniCredit SpA, Subordinated Notes (5.459% to 6/30/30 then 5 year Treasury Constant Maturity Rate + 4.750%)	5.459%	6/30/35	840,000	837,757	(a)(d)

Total Banks				1,518,120

Capital Markets - 1.1%
Coinbase Global Inc., Senior Notes	3.625%	10/1/31	510,000	450,075	(a)
Compass Group Diversified Holdings LLC, Senior Notes	5.250%	4/15/29	380,000	367,775	(a)

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2022 Quarterly Report	7

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - (continued)
Credit Suisse Group AG, Junior Subordinated Notes (6.375% to 8/21/26 then 5 year Treasury Constant Maturity Rate + 4.822%)	6.375%	8/21/26	$600,000	$605,250	(a)(c)(d)
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year ICE Swap Rate + 4.332%)	7.250%	9/12/25	200,000	207,030	(a)(c)(d)
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year ICE Swap Rate + 4.600%)	7.500%	7/17/23	210,000	214,211	(a)(c)(d)
StoneX Group Inc., Senior Secured Notes	8.625%	6/15/25	300,000	314,633	(a)

Total Capital Markets				2,158,974

Consumer Finance - 1.3%
FirstCash Inc., Senior Notes	4.625%	9/1/28	350,000	330,988	(a)
FirstCash Inc., Senior Notes	5.625%	1/1/30	370,000	368,015	(a)
Midcap Financial Issuer Trust, Senior Notes	6.500%	5/1/28	700,000	684,418	(a)
Midcap Financial Issuer Trust, Senior Notes	5.625%	1/15/30	390,000	356,594	(a)
Paysafe Finance PLC/Paysafe Holdings US Corp., Senior Secured Notes	4.000%	6/15/29	890,000	775,515	(a)

Total Consumer Finance				2,515,530

Diversified Financial Services - 1.8%
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	1,680,509	1,599,298	(a)(b)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	4.500%	11/15/29	330,000	322,365	(a)
LD Holdings Group LLC, Senior Notes	6.500%	11/1/25	610,000	580,580	(a)
LD Holdings Group LLC, Senior Notes	6.125%	4/1/28	320,000	285,971	(a)
VistaJet Malta Finance PLC/XO Management Holding Inc., Senior Notes	6.375%	2/1/30	730,000	696,070	(a)

Total Diversified Financial Services				3,484,284

See Notes to Schedule of Investments.

8	Western Asset High Yield Fund 2022 Quarterly Report

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Insurance - 1.2%
AmWINS Group Inc., Senior Notes	4.875%	6/30/29	$930,000	$886,992	(a)
Highlands Holdings Bond Issuer Ltd./ Highlands Holdings Bond Co-Issuer Inc., Senior Secured Notes (7.625% Cash or 8.375% PIK)	7.625%	10/15/25	904,387	936,158	(a)(b)
Ryan Specialty Group LLC, Senior Secured Notes	4.375%	2/1/30	550,000	529,815	(a)

Total Insurance				2,352,965

Mortgage Real Estate Investment Trusts (REITs) - 1.2%
AFC Gamma Inc., Senior Notes	5.750%	5/1/27	660,000	655,737	(a)
Apollo Commercial Real Estate Finance Inc., Senior Secured Notes	4.625%	6/15/29	650,000	587,743	(a)
Burford Capital Global Finance LLC, Senior Notes	6.250%	4/15/28	220,000	228,247	(a)
Ladder Capital Finance Holdings LLLP/ Ladder Capital Finance Corp., Senior Notes	4.250%	2/1/27	590,000	575,572	(a)
Ladder Capital Finance Holdings LLLP/ Ladder Capital Finance Corp., Senior Notes	4.750%	6/15/29	140,000	135,871	(a)

Total Mortgage Real Estate Investment Trusts (REITs)				2,183,170

Thrifts & Mortgage Finance - 1.1%
NMI Holdings Inc., Senior Secured Notes	7.375%	6/1/25	740,000	796,336	(a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	3.875%	3/1/31	400,000	375,124	(a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	4.000%	10/15/33	950,000	885,790	(a)

Total Thrifts & Mortgage Finance				2,057,250

TOTAL FINANCIALS				16,270,293

HEALTH CARE - 8.5%
Health Care Equipment & Supplies - 1.1%
Mozart Debt Merger Sub Inc., Senior Notes	5.250%	10/1/29	1,450,000	1,386,780	(a)
Mozart Debt Merger Sub Inc., Senior Secured Notes	3.875%	4/1/29	700,000	665,210	(a)

Total Health Care Equipment & Supplies				2,051,990

Health Care Providers & Services - 3.6%
Akumin Inc., Senior Secured Notes	7.000%	11/1/25	570,000	498,294	(a)
Cano Health LLC, Senior Notes	6.250%	10/1/28	440,000	391,123	(a)
Centene Corp., Senior Notes	4.625%	12/15/29	210,000	216,648
CHS/Community Health Systems Inc., Secured Notes	6.875%	4/15/29	1,430,000	1,388,287	(a)

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2022 Quarterly Report	9

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Health Care Providers & Services - (continued)
CHS/Community Health Systems Inc.,
Secured Notes	6.125%	4/1/30	$470,000	$437,683	(a)
HCA Inc., Senior Notes	7.690%	6/15/25	300,000	337,120
HCA Inc., Senior Notes	5.625%	9/1/28	340,000	377,276
HCA Inc., Senior Notes	7.500%	11/15/95	220,000	276,100
Option Care Health Inc., Senior Notes	4.375%	10/31/29	680,000	657,070	(a)
Radiology Partners Inc., Senior Notes	9.250%	2/1/28	500,000	499,605	(a)
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., Senior Notes	9.750%	12/1/26	330,000	346,467	(a)
Tenet Healthcare Corp., Senior Secured Notes	4.625%	6/15/28	940,000	922,460	(a)
U.S. Renal Care Inc., Senior Notes	10.625%	7/15/27	580,000	578,048	(a)

Total Health Care Providers & Services				6,926,181

Health Care Technology - 0.6%
Minerva Merger Sub Inc., Senior Notes	6.500%	2/15/30	890,000	858,085	(a)
MPH Acquisition Holdings LLC, Senior Notes	5.750%	11/1/28	400,000	361,444	(a)

Total Health Care Technology				1,219,529

Pharmaceuticals - 3.2%
AdaptHealth LLC, Senior Notes	4.625%	8/1/29	430,000	388,419	(a)
AdaptHealth LLC, Senior Notes	5.125%	3/1/30	690,000	637,408	(a)
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	890,000	921,800	(a)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	350,000	354,900	(a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	460,000	392,989	(a)
Bausch Health Cos. Inc., Senior Secured Notes	6.125%	2/1/27	360,000	363,436	(a)
Endo Dac/Endo Finance LLC/Endo Finco Inc., Secured Notes	9.500%	7/31/27	240,000	234,390	(a)
Endo Luxembourg Finance Co. I Sarl/Endo US Inc., Senior Secured Notes	6.125%	4/1/29	570,000	536,624	(a)
Par Pharmaceutical Inc., Senior Secured Notes	7.500%	4/1/27	610,000	611,708	(a)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	1,750,000	1,679,978

Total Pharmaceuticals				6,121,652

TOTAL HEALTH CARE				16,319,352

See Notes to Schedule of Investments.

10	Western Asset High Yield Fund 2022 Quarterly Report

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
INDUSTRIALS - 11.3%
Aerospace & Defense - 0.7%
TransDigm Inc., Senior Notes	4.625%	1/15/29	$1,220,000	$1,152,815
TransDigm Inc., Senior Secured Notes	8.000%	12/15/25	200,000	209,072	(a)

Total Aerospace & Defense				1,361,887

Air Freight & Logistics - 0.3%
XPO CNW Inc., Senior Notes	6.700%	5/1/34	500,000	546,565

Airlines - 2.5%
Air Canada, Senior Secured Notes	3.875%	8/15/26	380,000	369,504	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	420,000	430,500	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	440,000	450,591	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	460,000	480,161	(a)
Hawaiian Brand Intellectual Property Ltd./ HawaiianMiles Loyalty Ltd., Senior Secured Notes	5.750%	1/20/26	610,000	618,345	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	545,000	575,591	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	492,000	535,296	(a)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	500,000	499,350	(a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	480,000	469,104	(a)
United Airlines Pass-Through Trust	4.875%	1/15/26	276,480	282,574

Total Airlines				4,711,016

Building Products - 0.9%
Cornerstone Building Brands Inc., Senior Notes	6.125%	1/15/29	360,000	345,119	(a)
CP Atlas Buyer Inc., Senior Notes	7.000%	12/1/28	300,000	270,855	(a)
MIWD Holdco II LLC/MIWD Finance Corp.	5.500%	2/1/30	910,000	868,873	(a)
PGT Innovations Inc., Senior Notes	4.375%	10/1/29	350,000	329,336	(a)

Total Building Products				1,814,183

Commercial Services & Supplies - 2.2%
ADT Security Corp., Senior Secured Notes	4.125%	8/1/29	550,000	519,505	(a)
Allied Universal Holdco LLC/Allied Universal Finance Corp., Senior Notes	6.000%	6/1/29	500,000	465,620	(a)
Allied Universal Holdco LLC/Allied Universal Finance Corp., Senior Secured Notes	6.625%	7/15/26	330,000	338,349	(a)

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2022 Quarterly Report	11

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Commercial Services & Supplies - (continued)
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Senior Secured Notes	4.625%	6/1/28	$330,000	$309,230	(a)
CoreCivic Inc., Senior Notes	4.625%	5/1/23	150,000	150,223
CoreCivic Inc., Senior Notes	8.250%	4/15/26	970,000	986,388
Legends Hospitality Holding Co. LLC/ Legends Hospitality Co-Issuer Inc., Senior Secured Notes	5.000%	2/1/26	560,000	549,360	(a)
Madison IAQ LLC, Senior Notes	5.875%	6/30/29	930,000	845,161	(a)

Total Commercial Services & Supplies				4,163,836

Construction & Engineering - 0.5%
Brundage-Bone Concrete Pumping Holdings Inc., Secured Notes	6.000%	2/1/26	440,000	435,626	(a)
Empire Communities Corp., Senior Notes	7.000%	12/15/25	510,000	505,410	(a)

Total Construction & Engineering				941,036

Containers & Packaging - 0.4%
Ardagh Metal Packaging Finance USA LLC/ Ardagh Metal Packaging Finance PLC, Senior Notes	4.000%	9/1/29	780,000	732,568	(a)

Electrical Equipment - 0.7%
Resideo Funding Inc., Senior Notes	4.000%	9/1/29	570,000	513,462	(a)
Vertiv Group Corp., Senior Secured Notes	4.125%	11/15/28	900,000	826,969	(a)

Total Electrical Equipment				1,340,431

Industrial Conglomerates - 0.2%
Covert Mergeco Inc., Senior Notes	4.875%	12/1/29	490,000	469,485	(a)

Machinery - 0.9%
ATS Automation Tooling Systems Inc., Senior Notes	4.125%	12/15/28	250,000	241,243	(a)
Park-Ohio Industries Inc., Senior Notes	6.625%	4/15/27	480,000	420,504
Roller Bearing Co. of America Inc., Senior Notes	4.375%	10/15/29	680,000	657,050	(a)
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	390,000	403,650

Total Machinery				1,722,447

Professional Services - 0.2%
ZipRecruiter Inc., Senior Notes	5.000%	1/15/30	380,000	374,703	(a)

Trading Companies & Distributors - 1.5%
Alta Equipment Group Inc., Secured Notes	5.625%	4/15/26	490,000	488,057	(a)
Foundation Building Materials Inc., Senior Notes	6.000%	3/1/29	250,000	232,801	(a)

See Notes to Schedule of Investments.

12	Western Asset High Yield Fund 2022 Quarterly Report

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Trading Companies & Distributors - (continued)
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	$850,000	$796,522	(a)
Ritchie Bros Holdings Inc., Senior Notes	4.750%	12/15/31	390,000	388,107	(a)
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	160,000	163,490
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	590,000	614,642
United Rentals North America Inc., Senior Notes	3.750%	1/15/32	190,000	181,253

Total Trading Companies & Distributors				2,864,872

Transportation Infrastructure - 0.3%
Carriage Purchaser Inc., Senior Notes	7.875%	10/15/29	640,000	609,760	(a)

TOTAL INDUSTRIALS				21,652,789

INFORMATION TECHNOLOGY - 3.3%
Communications Equipment - 1.1%
CommScope Inc., Senior Notes	8.250%	3/1/27	1,160,000	1,156,271	(a)
CommScope Inc., Senior Secured Notes	4.750%	9/1/29	540,000	504,427	(a)
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	90,000	80,366	(a)
Viavi Solutions Inc., Senior Notes	3.750%	10/1/29	340,000	322,840	(a)

Total Communications Equipment				2,063,904

IT Services - 0.3%
Acuris Finance US Inc./Acuris Finance SARL, Senior Secured Notes	5.000%	5/1/28	240,000	223,344	(a)
Clarivate Science Holdings Corp., Senior Notes	4.875%	7/1/29	400,000	377,144	(a)

Total IT Services				600,488

Software - 1.0%
Elastic NV, Senior Notes	4.125%	7/15/29	460,000	422,547	(a)
Helios Software Holdings Inc./ION Corporate Solutions Finance Sarl, Senior Secured Notes	4.625%	5/1/28	300,000	282,369	(a)
LogMeIn Inc., Senior Secured Notes	5.500%	9/1/27	240,000	228,560	(a)
Rocket Software Inc., Senior Notes	6.500%	2/15/29	530,000	492,423	(a)
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., Senior Notes	3.875%	2/1/29	500,000	475,045	(a)

Total Software				1,900,944

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2022 Quarterly Report	13

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Technology Hardware, Storage & Peripherals - 0.9%
CA Magnum Holdings, Senior Secured Notes	5.375%	10/31/26	$740,000	$742,775	(a)
NCR Corp., Senior Notes	5.125%	4/15/29	290,000	287,130	(a)
Vericast Corp., Senior Secured Notes	11.000%	9/15/26	720,000	738,000	(a)

Total Technology Hardware, Storage & Peripherals				1,767,905

TOTAL INFORMATION TECHNOLOGY				6,333,241

MATERIALS - 3.6%
Chemicals - 0.5%
Anagram International Inc./Anagram Holdings LLC, Secured Notes (5.000% Cash and 5.000% PIK, 10.000% PIK or 10.000% Cash)	10.000%	8/15/26	101,438	106,023	(a)(b)
LSF11 A5 Holdco LLC, Senior Notes	6.625%	10/15/29	520,000	495,303	(a)
Olin Corp., Senior Notes	5.000%	2/1/30	290,000	292,684

Total Chemicals				894,010

Construction Materials - 0.9%
SRM Escrow Issuer LLC, Senior Secured Notes	6.000%	11/1/28	870,000	870,679	(a)
Summit Materials LLC/Summit Materials Finance Corp., Senior Notes	5.250%	1/15/29	770,000	773,892	(a)

Total Construction Materials				1,644,571

Containers & Packaging - 0.8%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	250,000	239,698	(a)(b)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	700,000	666,175	(a)
Ball Corp., Senior Notes	3.125%	9/15/31	380,000	349,590
Cascades Inc./Cascades USA Inc., Senior Notes	5.375%	1/15/28	370,000	371,400	(a)

Total Containers & Packaging				1,626,863

Metals & Mining - 1.4%
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	370,000	378,573	(a)
First Quantum Minerals Ltd., Senior Notes	6.875%	3/1/26	200,000	205,722	(a)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	430,000	457,468	(a)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	1,130,000	1,301,421
Hudbay Minerals Inc., Senior Notes	4.500%	4/1/26	190,000	183,817	(a)
Hudbay Minerals Inc., Senior Notes	6.125%	4/1/29	210,000	215,016	(a)

Total Metals & Mining				2,742,017

TOTAL MATERIALS				6,907,461

See Notes to Schedule of Investments.

14	Western Asset High Yield Fund 2022 Quarterly Report

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
REAL ESTATE - 3.9%
Equity Real Estate Investment Trusts (REITs) - 3.1%
Diversified Healthcare Trust, Senior Notes	9.750%	6/15/25	$370,000	$391,305
Diversified Healthcare Trust, Senior Notes	4.750%	2/15/28	670,000	606,796
Diversified Healthcare Trust, Senior Notes	4.375%	3/1/31	230,000	197,902
GEO Group Inc., Senior Notes	5.875%	10/15/24	250,000	220,829
GEO Group Inc., Senior Notes	6.000%	4/15/26	2,230,000	1,843,418
IIP Operating Partnership LP, Senior Notes	5.500%	5/25/26	970,000	996,980
Iron Mountain Information Management Services Inc.	5.000%	7/15/32	380,000	361,568	(a)
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	4.625%	8/1/29	400,000	402,202
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Senior Secured Notes	5.875%	10/1/28	340,000	346,659	(a)
Service Properties Trust, Senior Notes	5.500%	12/15/27	540,000	529,200

Total Equity Real Estate Investment Trusts (REITs)				5,896,859

Real Estate Management & Development - 0.8%
Five Point Operating Co. LP/Five Point Capital Corp., Senior Notes	7.875%	11/15/25	730,000	745,516	(a)
Forestar Group Inc., Senior Notes	3.850%	5/15/26	610,000	578,734	(a)
Forestar Group Inc., Senior Notes	5.000%	3/1/28	120,000	115,993	(a)
Realogy Group LLC/Realogy Co-Issuer Corp., Senior Notes	5.750%	1/15/29	220,000	217,800	(a)

Total Real Estate Management & Development				1,658,043

TOTAL REAL ESTATE				7,554,902

UTILITIES - 0.6%
Electric Utilities - 0.3%
Talen Energy Supply LLC, Senior Secured Notes	7.250%	5/15/27	100,000	89,182	(a)
Talen Energy Supply LLC, Senior Secured Notes	6.625%	1/15/28	330,000	286,824	(a)
Talen Energy Supply LLC, Senior Secured Notes	7.625%	6/1/28	100,000	89,668	(a)

Total Electric Utilities				465,674

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2022 Quarterly Report	15

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Gas Utilities - 0.3%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.000%	6/1/31	$360,000	$342,426	(a)
Superior Plus LP/Superior General Partner Inc., Senior Notes	4.500%	3/15/29	280,000	267,539	(a)

Total Gas Utilities				609,965

TOTAL UTILITIES				1,075,639

TOTAL CORPORATE BONDS & NOTES (Cost - $157,952,724)				155,127,239

SENIOR LOANS - 7.2%
CONSUMER DISCRETIONARY - 2.2%
Auto Components - 0.6%
Clarios Global LP, First Lien Amendment No. 1 Dollar Term Loan (1 mo. USD LIBOR + 3.250%)	3.459%	4/30/26	490,220	486,034	(d)(e)(f)
First Brands Group LLC, 2021 First Lien Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 5.000%)	6.000%	3/30/27	337,450	336,324	(d)(e)(f)
Truck Hero Inc., Initial Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 3.250%)	4.000%	1/31/28	367,225	361,445	(d)(e)(f)

Total Auto Components				1,183,803

Diversified Consumer Services - 0.4%
Adtalem Global Education Inc., Term Loan B (the greater of 1 mo. USD LIBOR or 0.750% + 4.500%)	5.250%	8/12/28	790,000	783,170	(d)(e)(f)

Hotels, Restaurants & Leisure - 0.2%
Equinox Holdings Inc., Term Loan B2 (the greater of 3 mo. USD LIBOR or 1.000% + 9.000%)	10.000%	3/8/24	443,250	449,899	(d)(e)(f)(g)

Specialty Retail - 1.0%
PetSmart LLC, Initial Term Loan (the greater of 6 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	2/11/28	558,600	556,564	(d)(e)(f)
Rent-A-Center Inc., Term Loan B2 (the greater of 1 mo. USD LIBOR or 0.500% + 3.250%)	3.813%	2/17/28	565,725	557,239	(d)(e)(f)
Spencer Spirit IH LLC, Initial Term Loan (1 mo. USD LIBOR + 6.000%)	6.209%	6/19/26	704,812	703,272	(d)(e)(f)

Total Specialty Retail				1,817,075

TOTAL CONSUMER DISCRETIONARY				4,233,947

See Notes to Schedule of Investments.

16	Western Asset High Yield Fund 2022 Quarterly Report

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FINANCIALS - 0.7%
Diversified Financial Services - 0.3%
Deerfield Dakota Holding LLC, 2021 Replacement Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 6.750%)	7.500%	4/7/28	$200,000	$202,000	(d)(e)(f)(g)
Jane Street Group LLC, Dollar Term Loan (1 mo. USD LIBOR + 2.750%)	2.959%	1/26/28	390,065	385,798	(d)(e)(f)

Total Diversified Financial Services				587,798

Insurance - 0.4%
Acrisure LLC, 2020 Term Loan B (3 mo. USD LIBOR + 3.500%)	3.724%	2/15/27	550,200	542,580	(d)(e)(f)
AmeriLife Holdings LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.000%)	4.231%	3/18/27	167,478	166,291	(d)(e)(f)

Total Insurance				708,871

TOTAL FINANCIALS				1,296,669

HEALTH CARE - 1.2%
Health Care Providers & Services - 1.2%
EyeCare Partners LLC, First Lien Initial Term
Loan (3 mo. USD LIBOR + 3.750%)	3.974%	2/18/27	560,868	556,225	(d)(e)(f)
One Call Corp., First Lien Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 5.500%)	6.250%	4/22/27	776,100	772,584	(d)(e)(f)
U.S. Renal Care Inc., First Lien Term Loan B (1 mo. USD LIBOR + 5.000%)	5.125%	6/26/26	959,414	924,035	(d)(e)(f)

TOTAL HEALTH CARE				2,252,844

INDUSTRIALS - 1.3%
Airlines - 1.2%
Delta Air Lines Inc., Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	10/20/27	670,000	702,120	(d)(e)(f)
Mileage Plus Holdings LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 5.250%)	6.250%	6/21/27	490,000	513,123	(d)(e)(f)
United Airlines Inc., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	4/21/28	1,121,525	1,118,250	(d)(e)(f)

Total Airlines				2,333,493

Commercial Services & Supplies - 0.1%
Corecivic Inc., Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 4.500%)	5.500%	12/18/24	137,080	136,623	(d)(e)(f)

TOTAL INDUSTRIALS				2,470,116

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2022 Quarterly Report	17

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
INFORMATION TECHNOLOGY - 1.6%
Communications Equipment - 0.4%
Global Tel Link Corp., First Lien Term Loan (1 mo. USD LIBOR + 4.250%)	4.459%	11/29/25	$768,517	$749,547	(d)(e)(f)

IT Services - 0.5%
Redstone Holdco 2 LP, First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 4.750%)	5.500%	4/27/28	528,675	495,636	(d)(e)(f)
Redstone Holdco 2 LP, Second Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 7.750%)	8.500%	4/27/29	580,000	500,795	(d)(e)(f)

Total IT Services				996,431

Software - 0.6%
DCert Buyer Inc., Second Lien Initial Term Loan (1 mo. USD LIBOR + 7.000%)	7.209%	2/19/29	790,000	790,197	(d)(e)(f)
Peraton Corp., First Lien Term Loan B (the greater of 1 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	2/1/28	406,925	405,230	(d)(e)(f)

Total Software				1,195,427

Technology Hardware, Storage & Peripherals - 0.1%
Vericast Corp., 2021 Extended Term Loan
(the greater of 3 mo. USD LIBOR or 1.000% + 7.750%)	8.750%	6/16/26	140,902	126,494	(d)(e)(f)

TOTAL INFORMATION TECHNOLOGY				3,067,899

MATERIALS - 0.2%
Metals & Mining - 0.2%
Arctic Canadian Diamond Co. Ltd., Second Lien Term Loan (5.000% Cash and 12.500% PIK)	17.500%	12/31/27	515,162	487,106	(b)(e)(f)(g)(h)

TOTAL SENIOR LOANS (Cost - $13,867,076)				13,808,581

ASSET-BACKED SECURITIES - 5.0%
Ares XLII CLO Ltd., 2017-42A D (3 mo. USD LIBOR + 3.450%)	3.709%	1/22/28	640,000	640,844	(a)(d)
Battalion CLO XI Ltd., 2017-11A DR (3 mo. USD LIBOR + 3.650%)	3.909%	4/24/34	250,000	249,753	(a)(d)
Benefit Street Partners CLO XII Ltd., 2017-12A C (3 mo. USD LIBOR + 3.050%)	3.291%	10/15/30	250,000	247,532	(a)(d)(i)
BlueMountain CLO Ltd., 2016-2A DR (3 mo. USD LIBOR + 7.790%)	8.270%	8/20/32	600,000	591,200	(a)(d)
BlueMountain CLO XXXI Ltd., 2021-31A E (3 mo. USD LIBOR + 6.530%)	6.778%	4/19/34	160,000	156,142	(a)(d)

See Notes to Schedule of Investments.

18	Western Asset High Yield Fund 2022 Quarterly Report

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Carlyle US CLO Ltd., 2017-2A C (3 mo. USD LIBOR + 3.700%)	3.954%	7/20/31	$250,000	$246,587	(a)(d)
Cathedral Lake VI Ltd., 2021-6A E (3 mo. USD LIBOR + 7.210%)	7.468%	4/25/34	125,000	123,092	(a)(d)
Catskill Park CLO Ltd., 2017-1A D (3 mo. USD LIBOR + 6.000%)	6.254%	4/20/29	600,000	594,619	(a)(d)
CIFC Funding Ltd., 2017-3A C (3 mo. USD LIBOR + 3.650%)	3.904%	7/20/30	530,000	518,730	(a)(d)
Cook Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 5.400%)	5.641%	4/17/30	500,000	480,213	(a)(d)
Eaton Vance CLO Ltd., 2020-2A ER (3 mo. USD LIBOR + 6.500%)	6.741%	1/15/35	410,000	402,448	(a)(d)
Greenwood Park CLO Ltd., 2018-1A D (3 mo. USD LIBOR + 2.500%)	2.741%	4/15/31	350,000	345,287	(a)(d)
Greenwood Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 4.950%)	5.191%	4/15/31	250,000	238,195	(a)(d)
Greywolf CLO IV Ltd., 2019-1A CR (3 mo. USD LIBOR + 3.650%)	3.891%	4/17/34	340,000	339,671	(a)(d)
Grippen Park CLO Ltd., 2017-1A E (3 mo. USD LIBOR + 5.700%)	5.954%	1/20/30	460,000	453,598	(a)(d)
Halsey Point CLO I Ltd., 2019-1A E (3 mo. USD LIBOR + 7.700%)	7.954%	1/20/33	350,000	340,939	(a)(d)
LCM XXII Ltd., 22A DR (3 mo. USD LIBOR + 5.500%)	5.754%	10/20/28	350,000	334,678	(a)(d)
Marble Point CLO XIV Ltd., 2018-2A D (3 mo. USD LIBOR + 3.530%)	3.784%	1/20/32	500,000	485,043	(a)(d)
MKS CLO Ltd., 2017-2A D (3 mo. USD LIBOR + 2.650%)	2.904%	1/20/31	250,000	236,215	(a)(d)
Mountain View CLO IX Ltd., 2015-9A CR (3 mo. USD LIBOR + 3.120%)	3.361%	7/15/31	250,000	241,911	(a)(d)
Oaktree CLO Ltd., 2015-1A DR (3 mo. USD LIBOR + 5.200%)	5.454%	10/20/27	250,000	249,737	(a)(d)
Ocean Trails CLO V, 2014-5A DRR (3 mo. USD LIBOR + 3.450%)	3.694%	10/13/31	300,000	284,072	(a)(d)
Saranac CLO III Ltd., 2014-3A DR (3 mo. USD LIBOR + 3.250%)	3.464%	6/22/30	590,000	568,110	(a)(d)
Sculptor CLO XXVI Ltd., 26A E (3 mo. USD LIBOR + 7.250%)	7.504%	7/20/34	310,000	302,115	(a)(d)
THL Credit Wind River CLO Ltd., 2017-3A ER (3 mo. USD LIBOR + 7.050%)	7.291%	4/15/35	250,000	246,530	(a)(d)

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2022 Quarterly Report	19

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Venture XVII CLO Ltd., 2014-17A DRR (3 mo. USD LIBOR + 2.820%)	3.061%	4/15/27	$350,000	$345,831	(a)(d)
Venture XVII CLO Ltd., 2014-17A ERR (3 mo. USD LIBOR + 5.740%)	5.981%	4/15/27	350,000	321,214	(a)(d)

TOTAL ASSET-BACKED SECURITIES (Cost - $9,634,457)				9,584,306

CONVERTIBLE BONDS & NOTES - 1.7%
COMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.0%††
Liberty Latin America Ltd., Senior Notes	2.000%	7/15/24	80,000	74,400

Interactive Media & Services - 0.1%
Liberty TripAdvisor Holdings Inc., Senior Notes	0.500%	6/30/51	90,000	72,822	(a)
Twitter Inc., Senior Notes	0.000%	3/15/26	200,000	173,300	(a)

Total Interactive Media & Services				246,122

Media - 0.3%
DISH Network Corp., Senior Notes	3.375%	8/15/26	520,000	472,940

TOTAL COMMUNICATION SERVICES				793,462

CONSUMER DISCRETIONARY - 0.4%
Diversified Consumer Services - 0.1%
Chegg Inc., Senior Notes	0.000%	9/1/26	160,000	131,200

Hotels, Restaurants & Leisure - 0.3%
DraftKings Inc., Senior Notes	0.000%	3/15/28	760,000	576,460	(a)
NCL Corp. Ltd., Senior Notes	2.500%	2/15/27	100,000	92,850	(a)

Total Hotels, Restaurants & Leisure				669,310

TOTAL CONSUMER DISCRETIONARY				800,510

FINANCIALS - 0.2%
Mortgage Real Estate Investment Trusts (REITs) - 0.2%
Apollo Commercial Real Estate Finance Inc., Senior Notes	5.375%	10/15/23	250,000	250,156

HEALTH CARE - 0.3%
Biotechnology - 0.3%
Halozyme Therapeutics Inc., Senior Notes	0.250%	3/1/27	640,000	558,400	(a)

INDUSTRIALS - 0.4%
Airlines - 0.4%
Spirit Airlines Inc., Senior Notes	1.000%	5/15/26	870,000	809,970

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $3,356,812)				3,212,498

See Notes to Schedule of Investments.

20	Western Asset High Yield Fund 2022 Quarterly Report

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2022

(Percentages shown based on Fund net assets)

SECURITY		SHARES/UNITS	VALUE
COMMON STOCKS - 1.0%
CONSUMER DISCRETIONARY - 0.1%
Specialty Retail - 0.1%
Party City Holdco Inc.		17,275	$74,801	*

ENERGY - 0.8%
Energy Equipment & Services - 0.0%††
KCAD Holdings I Ltd.		424,046,710	0	*(g)(h)(j)

Oil, Gas & Consumable Fuels - 0.8%
Berry Corp.		88,678	886,780
Oasis Petroleum Inc.		5,312	703,893
Permian Production Partners LLC		21,667	2,167	*(g)

Total Oil, Gas & Consumable Fuels			1,592,840

TOTAL ENERGY			1,592,840

FINANCIALS - 0.1%
Capital Markets - 0.1%
EG Acquisition Corp., Class A Shares		27,500	265,100	*

MATERIALS - 0.0%††
Metals & Mining - 0.0%††
Arctic Canadian Diamond Co. Ltd.		541	0	*(g)(h)(j)

TOTAL COMMON STOCKS (Cost - $4,898,219)			1,932,741

	RATE	SHARES
CONVERTIBLE PREFERRED STOCKS - 0.6%
ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
MPLX LP	8.462%	17,875	597,025	(g)(h)
Targa Resources Corp., Non Voting Shares	9.500%	450	488,837

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $1,053,438)			1,085,862

PREFERRED STOCKS - 0.5%
FINANCIALS - 0.5%
Capital Markets - 0.5%
B Riley Financial Inc.	5.000%	15,825	384,548
B Riley Financial Inc.	5.250%	9,750	228,735
B Riley Financial Inc.	6.000%	13,400	326,960

Total Preferred Stocks (Cost - $974,375)			940,243

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2022 Quarterly Report	21

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SOVEREIGN BONDS - 0.4%
Argentina - 0.4%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	$47,191	$15,687
Argentine Republic Government International Bond, Senior Notes, Step bond (0.500% to 7/9/23 then 0.750%)	0.500%	7/9/30	586,653	188,609
Argentine Republic Government International Bond, Senior Notes, Step bond (1.125% to 7/9/22 then 1.500%)	1.125%	7/9/35	363,946	108,183
Provincia de Buenos Aires, Senior Notes, Step bond (3.900% to 9/1/22 then 5.250%)	3.900%	9/1/37	1,271,542	541,995	(a)

TOTAL SOVEREIGN BONDS (Cost - $1,140,968)				854,474

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.0%††
FINANCIALS - 0.0%††
Capital Markets - 0.0%††
EG Acquisition Corp., Class A Shares (Cost - $8,776)		5/28/28	9,166	2,749	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $192,886,845)				186,548,693

	RATE		SHARES
SHORT-TERM INVESTMENTS - 0.1%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $124,977)	0.010%		124,977	124,977	(i)

TOTAL INVESTMENTS - 97.4% (Cost - $193,011,822)				186,673,670
Other Assets in Excess of Liabilities - 2.6%				4,965,874

TOTAL NET ASSETS - 100.0%				$191,639,544

See Notes to Schedule of Investments.

22	Western Asset High Yield Fund 2022 Quarterly Report

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2022

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(f)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(g)	Security is valued using significant unobservable inputs (Note 1).

(h)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(i)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At February 28, 2022, the total market value of investments in Affiliated Companies was $372,509 and the cost was $335,377 (Note 2).

(j)	Value is less than $1.

Abbreviation(s) used in this schedule:

CLO	— Collateralized Loan Obligation
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
PIK	— Payment-In-Kind
USD	— United States Dollar

At February 28, 2022, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 5-Year Notes	128	6/22	$15,061,653	$15,140,000	$78,347
Contracts to Sell:
U.S. Treasury 10-Year Notes	12	6/22	1,517,944	1,529,250	(11,306)

Net unrealized appreciation on open futures contracts					$67,041

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2022 Quarterly Report	23

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2022

At February 28, 2022, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	56,588	EUR	50,000	Citibank N.A.	4/19/22	$415
USD	7,192	CAD	9,153	Morgan Stanley & Co. Inc.	4/19/22	(30)

Total						$385

Abbreviation(s) used in this table:
CAD	— Canadian Dollar
EUR	— Euro
USD	— United States Dollar

At February 28, 2022, the Fund had the following open swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT FEBRUARY 28, 2022[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Ford Motor Credit Co. LLC, 4.346%, due 12/8/26	$800,000	12/20/26	2.088%	5.000% quarterly	$100,030	$114,295	$(14,265)
Occidental Petroleum Corp., 5.550%, due 3/15/26	800,000	6/20/26	1.530%	1.000% quarterly	(17,145)	(31,681)	14,536

Total	$1,600,000				$82,885	$82,614	$271

See Notes to Schedule of Investments.

24	Western Asset High Yield Fund 2022 Quarterly Report

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2022

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2022 Quarterly Report	25

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset High Yield Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

26

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

27

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$155,127,239	—		$155,127,239
Senior Loans:
Consumer Discretionary	—	3,784,048	$449,899		4,233,947
Financials	—	1,094,669	202,000		1,296,669
Materials	—	—	487,106		487,106
Other Senior Loans	—	7,790,859	—		7,790,859
Asset-Backed Securities	—	9,584,306	—		9,584,306
Convertible Bonds & Notes	—	3,212,498	—		3,212,498
Common Stocks:
Energy	$1,590,673	—	2,167		1,592,840
Materials	—	—	0	*	—
Other Common Stocks	339,901	—	—		339,901
Convertible Preferred Stocks:
Energy	—	488,837	597,025		1,085,862
Preferred Stocks	940,243	—	—		940,243
Sovereign Bonds	—	854,474	—		854,474
Warrants	2,749	—	—		2,749

Total Long-Term Investments	2,873,566	181,936,930	1,738,197		186,548,693

Short-Term Investments†	124,977	—	—		124,977

Total Investments	$2,998,543	$181,936,930	$1,738,197		$186,673,670

Other Financial Instruments:
Futures Contracts††	$78,347	—	—		$78,347
Forward Foreign Currency Contracts††	—	$415	—		415
Centrally Cleared Credit Default Swaps on Corporate Issues - Sell Protection††	—	14,536	—		14,536

Total Other Financial Instruments	$78,347	$14,951	—		$93,298

Total	$3,076,890	$181,951,881	$1,738,197		$186,766,968

28

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$11,306	—	—	$11,306
Forward Foreign Currency Contracts††	—	$30	—	30
Centrally Cleared Credit Default Swaps on Corporate Issues - Sell Protection††	—	14,265	—	14,265

Total	$11,306	$14,295	—	$25,601

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The Fund invested in Western Asset Premier Institutional Government Reserves, Premium Shares, an affiliated registered money market fund managed by Western Asset. Benefit Street Partners is a wholly-owned subsidiary of Franklin Resources, Inc. The following companies were considered affiliated companies for all or some portion of the period ended February 28, 2022. The following transactions were effected in such companies for the period ended February 28, 2022.

		Purchased		Sold
	Affiliate Value at
	May 31,		Shares/		Shares/
	2021	Cost	Face amount	Cost	Face amount
Benefit Street Partners CLO XII Ltd., 2017-12A C	$243,332	—	—	—	—
Western Asset Premier Institutional Government Reserves, Premium Shares	4,297,370	$141,248,763	141,248,763	$145,421,156	145,421,156

	$4,540,702	$141,248,763		$145,421,156

29

Notes to Schedule of Investments (unaudited) (continued)

(cont’d)	Realized Gain (Loss)	Interest/ Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at February 28, 2022
Benefit Street Partners CLO XII Ltd., 2017-12A C	—	$11,844	$4,200	$247,532
Western Asset Premier Institutional Government Reserves, Premium Shares	—	276	—	124,977

	—	$12,120	$4,200	$372,509

30